Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share is determined using the following information:

	For the years ended December 31,
	2021	2020	2019
Numerator:
Basic and diluted (loss) income from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders	$(77)	$(112)	$(175)
Denominator:
Weighted average shares outstanding	107.2	106.7	106.5
Potential dilutive impact of share-based awards(1)	—	—	—